GS Mortgage-Backed Securities Trust 2024-PJ4 ABS-15G

Exhibit 99.4 - Schedule 8

Loan Number	Loan Number2	Number of Mortgaged Properties	Current Payment Amount Due	Current ‘Other’ Monthly Payment	Subject PITIA	Non-Subject PITIA	Non-Subject Net Rental Income Calc	FEMA Cert Number
XXXX	XXXXXXXXX	1	XXXXX	XXXXX	XXXXX	0.00	0.00	XXXXXXXXX